Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Banks - 8.0%
Citizens Financial Group, Inc.	243,692	$ 10,556,737
First Republic Bank	44,191	6,225,628
US Bancorp	139,056	6,924,989

		23,707,354

Biotechnology - 3.4%
Gilead Sciences, Inc.	119,908	10,065,078

Capital Markets - 5.3%
CME Group, Inc.	42,658	7,535,962
State Street Corp.	88,909	8,120,059

		15,656,021

Chemicals - 3.5%
Air Products & Chemicals, Inc.	21,185	6,790,004
Albemarle Corp.	12,553	3,533,042

		10,323,046

Commercial Services & Supplies - 2.4%
Republic Services, Inc.	56,275	7,024,246

Communications Equipment - 2.6%
Cisco Systems, Inc.	159,649	7,770,117

Containers & Packaging - 1.2%
Packaging Corp. of America	24,344	3,473,889

Diversified Telecommunication Services - 1.6%
TELUS Corp. (A)	215,606	4,646,309

Electrical Equipment - 4.5%
Emerson Electric Co.	82,037	7,401,378
Schneider Electric SE, ADR (A)	180,934	5,869,499

		13,270,877

Equity Real Estate Investment Trusts - 3.8%
American Tower Corp.	16,810	3,755,186
Digital Realty Trust, Inc.	30,263	3,468,745
Weyerhaeuser Co.	121,458	4,181,799

		11,405,730

Food Products - 2.1%
McCormick & Co., Inc.	83,870	6,300,314

Health Care Equipment & Supplies - 1.7%
Medtronic PLC	59,375	4,969,094

Health Care Providers & Services - 3.8%
Elevance Health, Inc.	11,937	5,968,381
Quest Diagnostics, Inc.	36,430	5,409,126

		11,377,507

Household Products - 3.4%
Colgate-Palmolive Co.	71,350	5,317,716
Kimberly-Clark Corp.	36,235	4,710,912

		10,028,628

Independent Power & Renewable Electricity Producers - 1.9%
AES Corp.	207,481	5,687,054

	Shares	Value
COMMON STOCKS (continued)
Insurance - 6.9%
Cincinnati Financial Corp.	53,117	$ 6,010,188
MetLife, Inc.	120,236	8,779,633
Progressive Corp.	42,642	5,814,237

		20,604,058

IT Services - 2.1%
Automatic Data Processing, Inc.	27,975	6,317,035

Leisure Products - 0.9%
Hasbro, Inc.	42,770	2,530,701

Machinery - 6.7%
AGCO Corp.	49,333	6,814,367
Cummins, Inc.	28,544	7,122,870
Xylem, Inc.	56,466	5,873,029

		19,810,266

Media - 2.8%
Omnicom Group, Inc.	97,668	8,398,471

Metals & Mining - 3.6%
Steel Dynamics, Inc.	88,550	10,682,672

Multiline Retail - 1.6%
Target Corp.	27,272	4,694,602

Pharmaceuticals - 8.2%
AstraZeneca PLC, ADR	74,470	4,868,104
Bristol-Myers Squibb Co.	124,081	9,014,484
Merck & Co., Inc.	97,373	10,458,834

		24,341,422

Professional Services - 2.0%
RELX PLC, ADR (A)	203,817	6,055,403

Road & Rail - 2.1%
Union Pacific Corp.	30,062	6,138,360

Semiconductors & Semiconductor Equipment - 7.2%
Broadcom, Inc.	14,804	8,660,488
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,291	6,981,734
Texas Instruments, Inc.	32,856	5,822,412

		21,464,634

Software - 2.2%
Microsoft Corp.	26,503	6,567,708

Specialty Retail - 1.4%
Best Buy Co., Inc.	46,554	4,130,271

Water Utilities - 2.6%
Essential Utilities, Inc.	164,670	7,695,029

Total Common Stocks (Cost $269,361,518)		295,135,896

OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (B)	7,314,148	7,314,148

Total Other Investment Company (Cost $7,314,148)		7,314,148

Transamerica Funds	Page 1

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 1.80% (B), dated 01/31/2023, to be repurchased at $3,279,288 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $3,344,723.

$ 3,279,124	$ 3,279,124

Total Repurchase Agreement (Cost $3,279,124)	3,279,124

Total Investments (Cost $279,954,790)	305,729,168
Net Other Assets (Liabilities) - (3.0)%	(9,044,622)

Net Assets - 100.0%	$ 296,684,546

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$295,135,896	$—	$—	$295,135,896
Other Investment Company	7,314,148	—	—	7,314,148
Repurchase Agreement	—	3,279,124	—	3,279,124

Total Investments	$302,450,044	$3,279,124	$—	$305,729,168

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,565,331, collateralized by cash collateral of $7,314,148 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,539,087. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Equity Income (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3